Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.55%	3.68%
Expected return on assets	7.00%	5.51%
Rate of compensation increase	2.97%	3.13%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	3.69%
Expected return on assets	5.53%	5.18%
Healthcare cost trend rate
Before Age 65	7.63%	7.68%
Age 65 and after	7.63%	7.68%
Assumed Ultimate Medical Inflation Rate	5.00%	4.80%
Year in which Ultimate Rate is reached	2019	2019